Land use right, net (Tables)	12 Months Ended
Dec. 31, 2017
Schedule Of Land Use Right
December 31, 2017
RMB

Gross carrying amount	1,924,563
Less: accumulated amortization	(91,824)

Land use right, net	1,832,739

Use Rights [Member]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Amortization expense of intangible assets

2018	48,096
2019	48,096
2020	48,096
2021	48,096
2022	48,096